ACQUISITIONS (Red Rock Gathering System) (Details) (Red Rock Gathering, USD $)	0 Months Ended
	Oct. 23, 2012	Mar. 18, 2014 Subsequent Event
Business Acquisition [Line Items]
Percentage of interest acquired		100.00%
Cost of acquired entity, cash paid		$ 206,700,000
Number of common units issued to fund acquisition		5,300,000
Incremental borrowings on revolving credit facility		100,000,000
Useful lives	20 years
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Red Rock Gathering purchase price	206,694,000
Cash	1,097,000
Accounts receivable	8,018,000
Other assets	317,000
Property, plant, and equipment	150,401,000
Rights-of-way	52,197,000
Other noncurrent assets	164,000
Total assets acquired	212,194,000
Trade accounts payable	2,558,000
Other current liabilities	2,942,000
Total liabilities assumed	5,500,000
Net identifiable assets acquired	$ 206,694,000